Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]		Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]		Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Total U.S. Bancorp Shareholders' Equity [Member]	Total U.S. Bancorp Shareholders' Equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]		Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2017		$ 49,666	$ (1)	[1]	$ 21	$ 5,419	$ 8,464	$ 54,142	$ 299	[1]	$ (17,602)	$ (1,404)	$ (300)		$ 49,040	$ (1)		$ 626
Shares, Beginning Balance at Dec. 31, 2017					1,656
Net income (loss)		7,124						7,096							7,096			28
Other comprehensive income (loss)		(618)										(618)			(618)
Preferred stock dividends	[2]	(282)						(282)							(282)
Common stock dividends		(2,190)						(2,190)							(2,190)
Issuance of preferred stock		565													565
Issuance of preferred stock, shares					6	565
Issuance of common and treasury stock		91					(167)				258				91
Issuance of common and treasury stock, shares					6	565
Purchase of treasury stock		$ (2,844)									(2,844)				(2,844)
Purchase of treasury stock, shares		(54)			(54)
Distributions to noncontrolling interests		$ (31)																(31)
Net other changes in noncontrolling interests		5																5
Stock option and restricted stock grants		172					172								172
Shares, Ending Balance at Dec. 31, 2018					1,608
Ending Balance at Dec. 31, 2018		51,657	2		$ 21	$ 5,984	8,469	59,065	2		(20,188)	(2,322)			51,029	2		628
Net income (loss)		6,946						6,914							6,914			32
Other comprehensive income (loss)		949										949			949
Preferred stock dividends	[3]	(302)						(302)							(302)
Common stock dividends		(2,493)						(2,493)							(2,493)
Issuance of preferred stock, shares					7
Issuance of common and treasury stock		89					(174)				263				89
Issuance of common and treasury stock, shares					7
Purchase of treasury stock		$ (4,515)									(4,515)				(4,515)
Purchase of treasury stock, shares		(81)			(81)
Distributions to noncontrolling interests		$ (31)																(31)
Net other changes in noncontrolling interests		1																1
Stock option and restricted stock grants		$ 180					180								180
Shares, Ending Balance at Dec. 31, 2019		1,500			1,534
Ending Balance at Dec. 31, 2019		$ 52,483	$ (1,099)	[4]	$ 21	5,984	8,475	63,186	$ (1,099)	[4]	(24,440)	(1,373)			51,853	$ (1,099)	[4]	630
Net income (loss)		4,985						4,959							4,959			26
Other comprehensive income (loss)		1,695										1,695			1,695
Preferred stock dividends	[5]	(304)						(304)							(304)
Common stock dividends		(2,541)						(2,541)							(2,541)
Issuance of preferred stock		486				486									486
Issuance of preferred stock, shares					4
Call of preferred stock		(500)				(487)		(13)							(500)
Issuance of common and treasury stock		17					(154)				171				17
Issuance of common and treasury stock, shares					4
Purchase of treasury stock		$ (1,661)									(1,661)				(1,661)
Purchase of treasury stock, shares		(31)			(31)
Distributions to noncontrolling interests		$ (25)																(25)
Net other changes in noncontrolling interests		(1)																(1)
Stock option and restricted stock grants		$ 190					190								190
Shares, Ending Balance at Dec. 31, 2020		1,500			1,507
Ending Balance at Dec. 31, 2020		$ 53,725			$ 21	$ 5,983	$ 8,511	$ 64,188			$ (25,930)	$ 322			$ 53,095			$ 630

[1]	Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory tax rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $576.74, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,654.95, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $1,375.00, respectively.
[4]	Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses. Upon adoption, the Company increased its allowance for credit losses and reduced retained earnings net of deferred tax liabilities through a cumulative-effect adjustment.
[5]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J, Series K and Series L Non-Cumulative Perpetual Preferred Stock of $3,558.332, $889.58, $1,625.00, $1,287.52, $1,281.25, $1,325.00, $1,375.00 and $203.13, respectively.